Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(4)	Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)	Net Income (Loss) ($ in thousands)(7)	ORLADEYO Sales ($ in thousands)(8)
2022	6,982,994	4,009,070	2,568,935	1,452,633	332.75	153.08	(247,116)	249,689
2021	7,061,225	17,053,230	4,523,739	7,254,142	401.45	137.47	(184,062)	121,865
2020	6,034,941	10,853,629	2,353,552	3,630,213	215.94	110.52	(182,814)	133

(1)	These amounts represent the amounts reported for our CEO, Jon P. Stonehouse, in the “Total” column of the Summary Compensation Table in each applicable year.
(2)
These amounts represent the amount of “compensation actually paid” to Mr. Stonehouse, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Stonehouse. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	6,982,994	7,061,225	6,034,941
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(5,837,579)	(5,916,979)	(4,916,022)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	6,400,540	7,409,280	4,291,310
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(1,953,028)	5,604,968	2,621,407
Plus (less), year-over-year change in fair value (from the end of the prior year through the vesting date) of equity awards granted in prior years that vested in the year	(1,583,857)	2,894,736	2,821,993
Compensation Actually Paid to Jon P. Stonehouse	4,009,070	17,053,230	10,853,629
(3)
These amounts represent the average of the amounts reported for the Company’s named executive officers (referred to as “NEOs” in this section) as a group (excluding Mr. Stonehouse) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Mr. Doyle, Dr. Thackray, Ms. Barnes, Mr. Gayer, Dr. Babu, and Dr. Sheridan; (ii) for 2021, Mr. Doyle, Dr. Thackray, Dr. Babu, Dr. Sheridan, and Megan T. Sniecinski, the Company’s former Chief Business Officer; and (iii) for 2020, Thomas R. Staab II, the Company’s former CFO, Mr. Doyle, Dr. Babu, Dr. Sheridan, and Ms. Sniecinski. Refer to the “2021 Summary Compensation Table” and “2020 Summary Compensation Table” in our proxy statements for our 2022 and 2021 annual stockholder meetings, respectively, for additional information regarding our NEOs for 2021 and 2020, respectively.

(4)
These amounts represent the average amount of “compensation actually paid” to the NEOs identified in note 3 above as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the average of the total compensation actually realized or received by these NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the respective Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	2,568,935	4,523,739	2,353,552
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,844,815)	(3,677,542)	(1,642,946)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,020,092	2,998,786	1,849,354
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(813,831)	1,691,604	871,718
Plus (less), average year-over-year change in fair value (from the end of the prior year through the vesting date) of equity awards granted in prior years that vested in the year	(477,748)	1,773,047	363,631
Less, average prior year-end fair value for any equity awards forfeited in the year	—	(55,492)	(165,096)
Average Compensation Actually Paid to Non-PEO NEOs	1,452,633	7,254,142	3,630,213
(5)
Total Stockholder Return (TSR) measures the change in a $100 investment in our Common Stock based on its closing price of $3.45 on December 31, 2019 and its year-end closing price thereafter. TSR is calculated by dividing (a) the difference between the share price of Common Stock at the end of each fiscal year shown and the beginning of the measurement period by (b) the share price of Common Stock at the beginning of the measurement period. The beginning of the measurement period for each applicable year is December 31, 2019.

(6)	The peer group used for this purpose is the CRSP Total Return Index for Nasdaq Pharmaceutical Stocks.
(7)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(8)
Item 402(v)(2)(vi) of Regulation S-K requires that we designate a “Company-Selected Measure,” which, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the “Pay Versus Performance” table) used to link “compensation actually paid” to our NEOs, for the most recently completed fiscal year, to Company performance. For these purposes, we have selected ORLADEYO sales. The numbers in this column represent product sales of ORLADEYO and do not include royalty revenue from sales of ORLADEYO in Japan by our collaborative partner, Torii Pharmaceutical Co., Ltd. ORLADEYO is an oral, once-daily therapy discovered and developed by us for the prevention of hereditary angioedema attacks. It was first approved by the U.S. Food and Drug Administration in December 2020, and we began shipping it to patients with a prescription in the United States that same month.

Company Selected Measure Name	ORLADEYO Sales
Named Executive Officers, Footnote [Text Block]
(3)
These amounts represent the average of the amounts reported for the Company’s named executive officers (referred to as “NEOs” in this section) as a group (excluding Mr. Stonehouse) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Mr. Doyle, Dr. Thackray, Ms. Barnes, Mr. Gayer, Dr. Babu, and Dr. Sheridan; (ii) for 2021, Mr. Doyle, Dr. Thackray, Dr. Babu, Dr. Sheridan, and Megan T. Sniecinski, the Company’s former Chief Business Officer; and (iii) for 2020, Thomas R. Staab II, the Company’s former CFO, Mr. Doyle, Dr. Babu, Dr. Sheridan, and Ms. Sniecinski. Refer to the “2021 Summary Compensation Table” and “2020 Summary Compensation Table” in our proxy statements for our 2022 and 2021 annual stockholder meetings, respectively, for additional information regarding our NEOs for 2021 and 2020, respectively.

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is the CRSP Total Return Index for Nasdaq Pharmaceutical Stocks.

PEO Total Compensation Amount	$ 6,982,994	$ 7,061,225	$ 6,034,941
PEO Actually Paid Compensation Amount	$ 4,009,070	17,053,230	10,853,629
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
These amounts represent the amount of “compensation actually paid” to Mr. Stonehouse, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Stonehouse. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	6,982,994	7,061,225	6,034,941
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(5,837,579)	(5,916,979)	(4,916,022)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	6,400,540	7,409,280	4,291,310
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(1,953,028)	5,604,968	2,621,407
Plus (less), year-over-year change in fair value (from the end of the prior year through the vesting date) of equity awards granted in prior years that vested in the year	(1,583,857)	2,894,736	2,821,993
Compensation Actually Paid to Jon P. Stonehouse	4,009,070	17,053,230	10,853,629

Non-PEO NEO Average Total Compensation Amount	$ 2,568,935	4,523,739	2,353,552
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,452,633	7,254,142	3,630,213
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
These amounts represent the average amount of “compensation actually paid” to the NEOs identified in note 3 above as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the average of the total compensation actually realized or received by these NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the respective Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	2,568,935	4,523,739	2,353,552
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,844,815)	(3,677,542)	(1,642,946)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,020,092	2,998,786	1,849,354
Plus (less), average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(813,831)	1,691,604	871,718
Plus (less), average year-over-year change in fair value (from the end of the prior year through the vesting date) of equity awards granted in prior years that vested in the year	(477,748)	1,773,047	363,631
Less, average prior year-end fair value for any equity awards forfeited in the year	—	(55,492)	(165,096)
Average Compensation Actually Paid to Non-PEO NEOs	1,452,633	7,254,142	3,630,213

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and ORLADEYO Sales
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List [Table Text Block]
Performance Measures
As disclosed above under “Description of Certain Relationships between Information Presented in the Pay Versus Performance Table,” the Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the “Pay Versus Performance” table. These performance measures include the pre-established corporate objectives for 2022, as described in the “Compensation Discussion and Analysis” section, and reflect the Company’s variable pay-for-performance philosophy. As a growing company that engages heavily in research and development, the majority of our corporate objectives were not “financial performance measures,” as defined by SEC rules. However, they did include one financial performance measure for ORLADEYO sales. Accordingly, the most important financial performance measure(s) used by the Company to link executive “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is as follows:
•	ORLADEYO sales.
In addition to our financial performance measures, the Company views stock price as a key driver of value for all of our equity awards and, in particular, the stock options, which have no value unless the stock price appreciates from the date of grant.

Total Shareholder Return Amount	$ 332.75	401.45	215.94
Peer Group Total Shareholder Return Amount	153.08	137.47	110.52
Net Income (Loss)	$ (247,116,000)	$ (184,062,000)	$ (182,814,000)
Company Selected Measure Amount	249,689,000	121,865,000	133,000
PEO Name	Jon P. Stonehouse	Jon P. Stonehouse	Jon P. Stonehouse
Additional 402(v) Disclosure [Text Block]
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis” section above, the Company’s executive compensation program reflects a variable-pay-for-performance philosophy. It is based on market best practices and is designed to ensure that it is appropriately risk-based and competitive with similar companies in our industry. The Company’s primary objectives for our executive compensation program are described on page 29 of the “Compensation Discussion and Analysis,” and the pre-established corporate objectives used to determine the variable component of executive compensation for 2022 (i.e., cash bonus under the AIP and 2022 long-term equity grants) are described on page 33. While the Company uses several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the “Pay Versus Performance” table above. Further, not all of the Company’s performance measures are “financial performance measures” as defined above in note 8 to the “Pay Versus Performance” table. For example, as a growing commercial-stage biotechnology company that discovers and commercializes novel, oral, small-molecule medicines, some of our performance measures relate to developments in the Company’s product pipeline and to building a robust and adaptable organization. The Company generally seeks to incentivize long-term performance of the Company as a whole and, therefore, does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year, which can be impacted in large part by changes in stock price.

Share Price				$ 3.45
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ORLADEYO sales
PEO [Member] | Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,837,579)	$ (5,916,979)	$ (4,916,022)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,400,540	7,409,280	4,291,310
PEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,953,028)	5,604,968	2,621,407
PEO [Member] | Year-Over-Year Change in Fair Value (from the End of the Prior Year Through the Vesting Date) Of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,583,857)	2,894,736	2,821,993
Non-PEO NEO [Member] | Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,844,815)	(3,677,542)	(1,642,946)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,020,092	2,998,786	1,849,354
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(813,831)	1,691,604	871,718
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value (from the End of the Prior Year Through the Vesting Date) Of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,748)	1,773,047	363,631
Non-PEO NEO [Member] | Prior Year-End Fair Value for Any Equity Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (55,492)	$ (165,096)